091-17311

For Internal Use Only
Sec File No.

RECEIVED
2014 JUN 18 AM 11:46
SEC / MR

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SEC
Mail Processing
Section
JUN 17 2014
Washington DC
404

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010478

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   SPDR MSCI United Kingdom Quality Mix ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   QGBR
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Peter D. Santori

Title:
Executive Vice President
Chief Compliance Officer, Chief Regulatory Officer

Telephone Number:
312-663-2402

Manual Signature of Official Responsible for Form:
[signature]

Date:
June 13, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	
Public Availability:	JUN 17 2014

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

RECEIVED
2014 JUN 17 PM 4:21
SEC / MR

June 13, 2014

By UPS

SEC
Mail Processing
Section
JUN 17 2014
Washington DC
404

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

DGRO	iShares Core Dividend Growth ETF
FBGX	UBS AG FI Enhanced Large Cap Growth
FLGE	Credit Suisse FI Large Cap Growth Enhanced ETN
FMLP	ETRACS Wells Fargo MLP Ex-Energy ETN
IEUR	iShares Core MSCI Europe ETF
IPAC	iShares Core MSCI Pacific ETF
IUSB	iShares Core Total USD Bond Market ETF
QAUS	SPDR MSCI Australia Quality Mix ETF
QCAN	SPDR MSCI Canada Quality Mix ETF
QDEU	SPDR MSCI Germany Quality Mix ETF
QESP	SPDR MSCI Spain Quality Mix ETF
QGBR	SPDR MSCI United Kingdom Quality Mix ETF
QJPN	SPDR MSCI Japan Quality Mix ETF

If you have any questions about this filing, please contact me at (312) 663-2402.

Sincerely,

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 17 2014

Peter D. Santori
Executive Vice President
Chief Compliance Officer
Chief Regulatory Officer

Chief Regulatory Officer

Enclosures